Pension And Postretirement Benefit Costs (Schedule Of Other Changes In Benefit Obligations Recognized In Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain)/loss	$ 1,658,462	$ (2,869,661)	$ 3,364,218
Amortization of actuarial loss	(770,253)	(680,874)	(771,660)
Amortization of prior service cost	50,752	50,752	50,752
Total recognized in other comprehensive income	$ 938,961	$ (3,499,783)	$ 2,643,310